AB Tax-Aware Real Return Income Shares

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 81.7%
Short-Term Municipal Notes – 81.7%
Arizona – 8.2%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 2.95%, 01/01/2046(a)	$100	$100,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2019 2.95%, 02/01/2048(a)	100	100,000

		200,000

California – 20.4%
Abag Finance Authority for Nonprofit Corps (Lakeside Village Apartments) Series 2011 4.07%, 10/01/2046(a)	100	100,000
Bay Area Toll Authority Series 2017-G 3.85%, 04/01/2047(a)	100	100,000
California Statewide Communities Development Authority (Marvin & Bebe L Zigman) Series 1999-J 4.15%, 09/01/2029(a)	100	100,000
County of San Bernardino CA (WLP Evergreen Apartments LLC) Series 1999 4.12%, 05/15/2029(a)	100	100,000
San Francisco Intl Airport Series 2018-S 3.05%, 05/01/2058(a)	100	100,000

		500,000

Florida – 12.2%
Florida Keys Aqueduct Authority Series 2013 3.75%, 09/01/2035(a)	100	100,000
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.20%, 11/15/2042(a)	100	100,000
JEA Water & Sewer System Revenue Series 2010-A 3.78%, 10/01/2042(a)	100	100,000

		300,000

Iowa – 4.1%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.15%, 07/01/2041(a)	100	100,000

	Principal Amount (000)	U.S. $ Value

Maryland – 8.2%
Maryland Health & Higher Educational Facilities Authority Series 2014-A 3.29%, 04/01/2035(a)	$200	$200,000

New York – 20.4%
City of New York Series 2012-G 3.10%, 04/01/2042(a)	100	100,000
Long Island Power Authority Series 2023-D 3.65%, 05/01/2033(a)	100	100,000
Metropolitan Transportation Authority Series 2021-E 3.20%, 11/15/2050(a)	100	100,000
New York State Housing Finance Agency Series 2009 3.60%, 05/15/2039(a)	100	100,000
New York State Housing Finance Agency (Barclay Street Realty LLC) Series 2004-A 3.60%, 11/15/2037(a)	100	100,000

		500,000

Pennsylvania – 4.1%
Pennsylvania Turnpike Commission Series 2019 4.70%, 12/01/2038(a)	100	100,000

Washington – 4.1%
Washington State Housing Finance Commission (Traditions at South Hill LLC) Series 2014 3.92%, 08/01/2044(a)	100	100,000

Total Investments – 81.7% (cost $2,000,000)(b)		2,000,000
Other assets less liabilities – 18.3%		447,927

Net Assets – 100.0%		$2,447,927

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	300	01/15/2026	4.243%	CPI#	Maturity	$281	$—	$281

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,530	02/01/2033	3.250%	1 Day SOFR	Annual	$69,194	$—	$69,194

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	800	04/29/2036	2.498%	CPI#	Maturity	$64,549	$—	$64,549

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	1 Day SOFR	Maturity	USD	5,230	04/01/2024	$(22,276)

(a)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(b)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $134,024 and gross unrealized depreciation of investments was $(22,276), resulting in net unrealized appreciation of $111,748.

Glossary:

SOFR – Secured Overnight Financing Rate

AB Tax-Aware Real Return Income Shares

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Municipal Notes	$—	$2,000,000	$—	$2,000,000

Total Investments in Securities	—	2,000,000	—	2,000,000
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	281	—	281
Centrally Cleared Interest Rate Swaps	—	69,194	—	69,194
Inflation (CPI) Swaps	—	64,549	—	64,549
Liabilities:
Total Return Swaps	—	(22,276)	—	(22,276)

Total	$—	$2,111,748	$—	$2,111,748

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2024 is as follows:

Fund	Market Value 04/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$919	$4,502	$5,421	$0	$18